Financial instruments (Details 19) - Trade accounts receivable	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic Market
Last 12 months
Default indicators	0.08%	0.18%	0.39%
Export market
Last 12 months
Default indicators	0.19%	0.04%	0.70%